Sohu.com Limited Shareholders' Equity (Summary of Sohu.com Limited's Outstanding Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, beginning of year	39,306
Balance, end of year	38,221	39,306
Sohu.com Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, beginning of year	39,306	39,269	39,229
Issuances:	44	37	40
Repurchases:	(1,129)	0	0
Balance, end of year	38,221	39,306	39,269